10. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the years ended
	December 31,
	2016	2015
Net income	$(7,332,474)	$2,753,593
Less: Non cash income from changes in fair value of derivative liabilities	–	(133,395)
Net loss - diluted	$(7,332,474)	$2,620,198

Weighted average common shares outstanding - basic	130,352,034	91,154,161
Common stock options	–	44,444
Common stock warrants - liability treatment	–	416,667
Weighted average common shares outstanding - diluted	130,352,034	91,615,272

Net income per share data:
Basic	$(0.06)	$0.03
Diluted	(0.06)	$0.03

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the years ended
	December 31,
	2016	2015
Common stock options	–	3,470,000
Common stock warrants - liability treatment	45,339,638	37,407,970
Potentially dilutive securities	45,339,638	40,877,970